Business combinations - Cash Outflow From Current and Past acquisitions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business combinations
Total purchase consideration	£ 182	£ 261
Consideration payable in future periods	(67)	(58)
Purchase consideration paid in cash	115	203
Cash and cash equivalents in acquired companies and businesses	(2)	(8)
Cash outflow on current period acquisitions	113	195
Deferred and contingent consideration paid	59	47
Cash outflow on current and past acquisitions	£ 172	£ 242	£ 1,018